INVESTMENT IN AN ASSOCIATED COMPANY - Disclosure of detailed information about changes in investment in IGC (Details) - IG Copper, LLC [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance	$ 0	$ 7,579
Additional investments in IGC	0	2,265
Dilution loss	0	(578)
Share of equity income	0	98,919
Equity investment share based payments	0	246
Distributions received	0	(89,490)
Loss on derecognition of an investment in associated entity	0	(18,030)
Derecognized as an investment in associated entity	0	(911)
Balance	$ 0	$ 0